Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, WI 53204

February 17, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)

File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to change the name of a series (previously, called Conversational AI, AI and Innovation ETF) to Roundhill Generative AI & Technology ETF (the “Fund”), and reflect the addition of a sub-adviser and additional portfolio managers. The Fund’s registration statement (Post-Effective Amendment No. 55 and Amendment No. 58 to the Trust’s Registration Statement on Form N-1A; SEC Accession No. 0001387131-23-001318) was filed on February 2, 2023 has not yet become effective. This PEA No. 58 is intended to supersede PEA No. 55.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7676 (Extension 731) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Toroso Investments, LLC